Related party transactions - significant transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Net revenues	€ 110,934	€ 111,018	€ 110,595
Cost of revenues	93,975	95,295	97,620
Selling, general and other costs	7,385	7,568	7,576
Net financial expenses	1,469	2,016	2,366
Trade and other receivables	8,553	7,854
Trade payables	21,939	22,655
Other liabilities	10,435	11,412
Secured bank loans received	357	410
Debt	17,614	23,638
Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	4,023	4,230	3,587
Cost of revenues	2,808	2,835	1,651
Selling, general and other costs	(115)	(99)	13
Net financial expenses	38	38	30
Trade and other receivables	608	410
Trade payables	475	552
Other liabilities	261	168
Secured bank loans received	319	169
Debt	33	26
Associates
Disclosure of transactions between related parties [line items]
Net revenues	73	91	143
Cost of revenues	52	47	14
Selling, general and other costs	(3)	0	6
Net financial expenses	(1)	0	0
Trade and other receivables	36	30
Trade payables	32	18
Other liabilities	13	18
Secured bank loans received	0	0
Debt	0	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	609	624	564
Cost of revenues	649	668	432
Selling, general and other costs	143	172	149
Net financial expenses	0	0	0
Trade and other receivables	71	105
Trade payables	163	159
Other liabilities	11	15
Secured bank loans received	0	0
Debt	0	4
Unconsolidated subsidiaries
Disclosure of transactions between related parties [line items]
Net revenues	61	57	79
Cost of revenues	8	7	13
Selling, general and other costs	3	8	8
Net financial expenses	1	1	(1)
Trade and other receivables	83	84
Trade payables	8	9
Other liabilities	1	1
Secured bank loans received	0	0
Debt	28	25
Related parties
Disclosure of transactions between related parties [line items]
Net revenues	4,766	5,002	4,373
Cost of revenues	3,517	3,557	2,110
Selling, general and other costs	28	81	176
Net financial expenses	38	39	29
Trade and other receivables	798	629
Trade payables	678	738
Other liabilities	286	202
Secured bank loans received	319	169
Debt	61	55
Tofas | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	1,287	1,536	1,533
Cost of revenues	2,779	2,811	1,611
Selling, general and other costs	9	3	0
Net financial expenses	0	0	0
Trade and other receivables	34	28
Trade payables	240	298
Other liabilities	50	52
Secured bank loans received	0	0
Debt	0	0
Sevel S.p.A. | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	392	381	311
Cost of revenues	0	0	0
Selling, general and other costs	5	5	4
Net financial expenses	0	0	0
Trade and other receivables	23	33
Trade payables	0	0
Other liabilities	6	4
Secured bank loans received	0	0
Debt	1	8
FCA Bank S.p.A. | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	1,715	1,571	1,447
Cost of revenues	26	18	14
Selling, general and other costs	(20)	(21)	9
Net financial expenses	36	39	30
Trade and other receivables	466	201
Trade payables	206	248
Other liabilities	199	108
Secured bank loans received	319	169
Debt	32	18
GAC FCA JV | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	569	683	252
Cost of revenues	0	0	0
Selling, general and other costs	(105)	(82)	0
Net financial expenses	0	0	0
Trade and other receivables	58	121
Trade payables	15	2
Other liabilities	1	4
Secured bank loans received	0	0
Debt	0	0
Fiat India Automobiles Limited | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	25	23	15
Cost of revenues	1	1	4
Selling, general and other costs	0	(1)	0
Net financial expenses	0	(1)	0
Trade and other receivables	7	2
Trade payables	13	0
Other liabilities	5	0
Secured bank loans received	0	0
Debt	0	0
Other related parties | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	35	36	29
Cost of revenues	2	5	22
Selling, general and other costs	(4)	(3)	0
Net financial expenses	2	0	0
Trade and other receivables	20	25
Trade payables	1	4
Other liabilities	0	0
Secured bank loans received	0	0
Debt	0	0
Other related parties | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	1	0	0
Cost of revenues	0	0	1
Selling, general and other costs	26	26	17
Net financial expenses	0	0	0
Trade and other receivables	1	0
Trade payables	2	2
Other liabilities	0	0
Secured bank loans received	0	0
Debt	0	0
CNHI | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	526	543	564
Cost of revenues	329	422	431
Selling, general and other costs	2	3	0
Net financial expenses	0	0	0
Trade and other receivables	47	80
Trade payables	86	82
Other liabilities	11	15
Secured bank loans received	0	0
Debt	0	4
Ferrari N.V. | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	82	81
Cost of revenues	320	246
Selling, general and other costs	1	0
Net financial expenses	0	0
Trade and other receivables	23	25
Trade payables	75	75
Other liabilities	0	0
Secured bank loans received	0	0
Debt	0	0
Directors, Statutory Auditors and Key Management | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	0	0	0
Cost of revenues	0	0	0
Selling, general and other costs	114	143	132
Net financial expenses	€ 0	€ 0	€ 0